Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 6,701,122	$ 1,710,318
Accounts receivable, net	137,598	14,624
Inventory	105,129	98,397
Prepaids and other current assets	212,180	159,791
Total Current Assets	7,156,029	1,983,130
Intangible assets	3,864,618	1,388,260
Goodwill	4,209,126	0
Due from related party	111,720	51,095
Investment in unconsolidated joint ventures, cost method	154,007	138,401
Investment in unconsolidated joint ventures, equity method	280,326	279,382
Total Assets	15,775,826	3,840,268
Current Liabilities:
Accounts payable and other current liabilities	550,454	222,543
Dividends payable	54,404	1,498
Due to joint ventures	0	9,105
Acquisition notes payable	2,456,323	17,323
Notes payable	68,959	28,514
Due to related parties	0	480
Contingent consideration	60,000	0
Deferred revenue	113,251	32,000
Total Current Liabilities	3,303,391	311,463
Due to joint ventures - long term	0	155,000
Total Liabilities	3,303,391	466,463
Stockholders' Equity:
Common stock, $0.001 par value, 50,000,000 shares authorized, 5,110,195 and 2,353,645 issued and outstanding at December 31, 2022 and December 31, 2021, respectively	5,110	2,354
Additional paid-in capital	19,950,774	6,522,382
Accumulated other comprehensive income	96,971	0
Accumulated deficit	(7,580,490)	(3,150,988)
Total Stockholders' Equity	12,472,435	3,373,805
Total Liabilities and Stockholders' Equity	15,775,826	3,840,268
Series A Preferred stock [Member]
Stockholders' Equity:
Preferred stock, Value	$ 70	$ 57